SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Thousands, except Share data, unless otherwise specified		1 Months Ended	0 Months Ended
	Jul. 08, 2013	Sep. 16, 2013 Pointer Brazil [Member]	Jul. 08, 2013 Minimum [Member]	Jul. 08, 2013 Maximum [Member]
Subsequent Event [Line Items]
Options authorized	312,984
Vesting period			2 years	4 years
Percentage of equity interests acquired		51.20%
Percentage of equity interests after transaction completion		100.00%
Cash to be paid		$ 4,300
Liabilities assumed		$ 1,200